Property, Plant and Equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Opening Balance	$ 132,074
Depreciation for the year	19,604	$ 21,873	$ 22,186
Ending Balance	133,236	132,074
Non-cash capital expenditures related to property, plant and equipment	2,006	345	1,999
Land [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening Balance	41,828
Ending Balance	41,828	41,828
Building and improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening Balance	50,756
Ending Balance	46,583	50,756
Machinery [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening Balance	17,380
Ending Balance	14,046	17,380
Research and development equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening Balance	6,204
Ending Balance	8,286	6,204
Office furniture and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Opening Balance	2,581
Ending Balance	2,268	2,581
Others [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening Balance	12,473
Ending Balance	19,778	12,473
Prepayments for purchase of equipment and construction in progress
Disclosure of detailed information about property, plant and equipment [line items]
Opening Balance	852
Ending Balance	447	852
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening Balance	286,431	289,627
Acquisitions through business combinations		1,906
Additions	20,815	13,915
Transfers	0	(694)
Disposals	(3,371)	(18,800)
Effect of exchange rate changes	20	477
Ending Balance	303,895	286,431	289,627
Gross carrying amount [member] | Land [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening Balance	41,828	41,828
Acquisitions through business combinations		0
Additions	0	0
Transfers	0	0
Disposals	0	0
Effect of exchange rate changes	0	0
Ending Balance	41,828	41,828	41,828
Gross carrying amount [member] | Building and improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening Balance	75,403	75,357
Acquisitions through business combinations		0
Additions	60	46
Transfers	0	0
Disposals	(79)	0
Effect of exchange rate changes	(1)	0
Ending Balance	75,383	75,403	75,357
Gross carrying amount [member] | Machinery [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening Balance	74,956	74,326
Acquisitions through business combinations		1,476
Additions	1,705	1,031
Transfers	783	386
Disposals	(5)	(2,350)
Effect of exchange rate changes	2	87
Ending Balance	77,441	74,956	74,326
Gross carrying amount [member] | Research and development equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening Balance	45,487	44,638
Acquisitions through business combinations		189
Additions	4,565	1,189
Transfers	69	178
Disposals	(895)	(730)
Effect of exchange rate changes	1	23
Ending Balance	49,227	45,487	44,638
Gross carrying amount [member] | Office furniture and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Opening Balance	14,657	13,666
Acquisitions through business combinations		19
Additions	731	857
Transfers	0	0
Disposals	(2,286)	0
Effect of exchange rate changes	25	115
Ending Balance	13,127	14,657	13,666
Gross carrying amount [member] | Others [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening Balance	33,248	39,248
Acquisitions through business combinations		222
Additions	13,307	9,952
Transfers	0	(706)
Disposals	(106)	(15,720)
Effect of exchange rate changes	(7)	252
Ending Balance	46,442	33,248	39,248
Gross carrying amount [member] | Prepayments for purchase of equipment and construction in progress
Disclosure of detailed information about property, plant and equipment [line items]
Opening Balance	852	564
Acquisitions through business combinations		0
Additions	447	840
Transfers	(852)	(552)
Disposals	0	0
Effect of exchange rate changes	0	0
Ending Balance	447	852	564
Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening Balance	(154,357)	(150,689)
Depreciation for the year	19,604	21,873
Transfers		101
Disposals	3,354	18,679
Effect of exchange rate changes	52	373
Ending Balance	(170,659)	(154,357)	(150,689)
Accumulated depreciation and amortisation [member] | Land [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening Balance	0	0
Depreciation for the year	0	0
Transfers		0
Disposals	0	0
Effect of exchange rate changes	0	0
Ending Balance	0	0	0
Accumulated depreciation and amortisation [member] | Building and improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening Balance	(24,647)	(20,124)
Depreciation for the year	4,232	4,523
Transfers		0
Disposals	79	0
Effect of exchange rate changes	0	0
Ending Balance	(28,800)	(24,647)	(20,124)
Accumulated depreciation and amortisation [member] | Machinery [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening Balance	(57,576)	(54,215)
Depreciation for the year	5,824	5,644
Transfers		(1)
Disposals	5	2,350
Effect of exchange rate changes	0	68
Ending Balance	(63,395)	(57,576)	(54,215)
Accumulated depreciation and amortisation [member] | Research and development equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening Balance	(39,283)	(36,519)
Depreciation for the year	2,551	3,469
Transfers		0
Disposals	895	725
Effect of exchange rate changes	2	20
Ending Balance	(40,941)	(39,283)	(36,519)
Accumulated depreciation and amortisation [member] | Office furniture and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Opening Balance	(12,076)	(10,986)
Depreciation for the year	1,048	994
Transfers		0
Disposals	2,286	0
Effect of exchange rate changes	21	96
Ending Balance	(10,859)	(12,076)	(10,986)
Accumulated depreciation and amortisation [member] | Others [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening Balance	(20,775)	(28,845)
Depreciation for the year	5,949	7,243
Transfers		102
Disposals	89	15,604
Effect of exchange rate changes	29	189
Ending Balance	(26,664)	(20,775)	(28,845)
Accumulated depreciation and amortisation [member] | Prepayments for purchase of equipment and construction in progress
Disclosure of detailed information about property, plant and equipment [line items]
Opening Balance	0	0
Depreciation for the year	0	0
Transfers		0
Disposals	0	0
Effect of exchange rate changes	0	0
Ending Balance	$ 0	$ 0	$ 0